STOCKHOLDERS' EQUITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Class of Warrant or Right [Line Items]
Schedule of Share-based Compensation, Activity [Table Text Block]
A summary of the warrant and option activity is as follows:

Warrants

	Number of Warrants (in Shares)	Weighted Average Exercise Price
Outstanding January 1, 2016	75,162	$505.20
Granted	1,262,426	$8.30
Exercised	(142,278)	$52.50
Forfeited or Expired	(4,239)	$820.00
Outstanding, September 30, 2016	1,191,071	$31.51
Exercisable, September 30, 2016	1,191,071	$31.51

Options

	Number of Options (in Shares)	Weighted Average Exercise Price
Outstanding January 1, 2016	2,527	$9,588
Granted	—	—
Exercised	—	—
Forfeited or Expired	(738)	$23,279
Outstanding, September 30, 2016	1,789	$3,943
Exercisable, September 30, 2016	1,010	$6,643

A summary of the warrant and option activity is as follows:

	Number of Options/Warrants (in Shares)	Weighted Average Exercise Price
Warrants Outstanding, January 1, 2015	3,851	$7,392.00
Granted	193,103	61.20
Exercised	(116,917)	15.60
Forfeited or Expired	(4,875)	138.00
Warrants Outstanding, December 31, 2015	75,162	505.20
Exercisable, December 31, 2015	75,162	$505.20

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The weighted average fair value of options granted was $259.20 and $1,461.60 during the years ended December 31, 2015 and 2014, respectively. Each option is estimated on the date of grant, using the Black-Scholes model and the following assumptions (all in weighted averages):

	2015	2014
Exercise price	$306	$1,704
Volatility	116%	118%
Risk-free interest rate	1.54%	1.63%
Expected dividend yield	0%	0%
Expected term (years)	6	6

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]

Summary information regarding the warrants as of December 31, 2015 is as follows:

Exercise Price	Number Outstanding (in shares)	Weighted Average Remaining Contractual Life (in years)
$90	20,419	2.83
$120	49,646	4.77
$1,380	1,208	4.10
$2,400	352	4.14
$2,626	143	2.89
$4,200	59	2.65
$6,600	476	0.13
$8,244	2,722	2.66
$9,444	11	0.28
$10,500	119	2.04
$42,000	7	1.20
Exercisable, December 31, 2015	75,162

Equity Incentive Plans One [Member]
Class of Warrant or Right [Line Items]
Schedule of Share-based Compensation, Activity [Table Text Block]
A summary of the Company’s historical stock option plan activity as of December 31, 2015 is as follows:

Plan Name	Options Authorized	Options Granted	Shares Exercised	Shares Forfeited/ Expired	Options Outstanding
2004	119	119	(56)	(39)	24
2005	119	119	(8)	(111)	0
2006	262	258	(5)	(60)	193
2007	24	22	—	(4)	18
2009	238	299	(8)	(125)	166
2013	756	411	—	(105)	306
2015	1,971	1,971	—	(150)	1,821
Total	3,489	3,199	(77)	(594)	2,528

Equity Incentive Plans Two [Member]
Class of Warrant or Right [Line Items]
Schedule of Share-based Compensation, Activity [Table Text Block]
A summary of the status of the Company’s stock option plans for the years ended December 31, 2015 and 2014 is as follows:

	Number of Options (in Shares)	Weighted Average Exercise Price
Options Outstanding, January 1, 2015	800	$32,023
Granted	2,039	$306
Exercised	—	—
Forfeited or Expired	(311)	$6,450
Options outstanding, December 31, 2015	2,528	$9,588
Exercisable, December 31, 2015	548	$42,752

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
Summary information regarding the options outstanding and exercisable at December 31, 2015 is as follows:

	Outstanding			Exercisable
Range of Exercise Prices	Number Outstanding (in shares)	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable (in shares)	Weighted Average Exercise Price
25 – 805	2,196	9.13	$761	220	$4,175
840 – 2,380	114	6.65	15,020	110	14,992
3,500 – 7,500	197	0.19	82,584	197	82,584
12,250 – 28,900	21	1.01	217,854	21	217,854
	2,528			548